UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/01
Check here if Amendment []; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
July 29, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 103
Form 13F Information Table Value Total: 620,698
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00207r101    14652 488400.000SH      SOLE                        488400.000
AMR Corp.                      COM              001765106     2739 75800.000SH       SOLE                         75800.000
Abitibi-Consol                 COM              003924107      612 80000.000SH       SOLE                         80000.000
American Woodmark Corp         COM              030506109    11259 293039.899SH      SOLE                        293039.899
Anadarko Petroleum Corp.       COM              032511107     5776 106900.000SH      SOLE                        106900.000
Apollo Group Inc CL A          COM              037604105      637 15000.000SH       SOLE                         15000.000
Applied Materials              COM              038222105     3139 63940.000SH       SOLE                         63940.000
Ark Best Corp.                 COM              040790107    19855 861400.000SH      SOLE                        861400.000
BE Aerospace Inc               COM              073302101     6810 357500.000SH      SOLE                        357500.000
Beazer Homes USA Inc.          COM              07556Q105    15161 238800.000SH      SOLE                        238800.000
Black & Decker Corp            COM              091797100     3658 92700.000SH       SOLE                         92700.000
Calpine Corp.                  COM              131347106    21557 570289.000SH      SOLE                        570289.000
Cemex                          COM              151290889     6834 257900.000SH      SOLE                        257900.000
Cendant                        COM              151313103    20612 1057050.000SH     SOLE                        1057050.000
Centex Corp                    COM              152312104    13248 325100.000SH      SOLE                        325100.000
Choice Hotels Intl Inc Com     COM              169905106     1500 100000.000SH      SOLE                        100000.000
Choicepoint Inc Com            COM              170388102     1865 44343.000SH       SOLE                         44343.000
Citigroup Inc.                 COM              173034109    22516 426115.970SH      SOLE                        426115.970
Citrix Sys Inc                 COM              177376100    16397 469840.000SH      SOLE                        469840.000
Computer Assoc Int'l           COM              204912109     5208 144661.000SH      SOLE                        144661.000
Conductus                      COM              206784100     1407 272700.000SH      SOLE                        272700.000
Conoco Inc CL A                COM              208251306    20988 744250.000SH      SOLE                        744250.000
Conseco Inc.                   COM              208464107    13253 970916.501SH      SOLE                        970916.501
Countrywide Credit Ind Inc     COM              222372104     2651 57784.152SH       SOLE                         57784.152
Crossman Communities           COM              22764e109     2675 67400.000SH       SOLE                         67400.000
D&K Healthcare                 COM              232861104     7311 198400.000SH      SOLE                        198400.000
DAL Title Int'l. Inc.          COM              23426R108    10529 567600.000SH      SOLE                        567600.000
DVI Inc                        COM              233343102      405 23000.000SH       SOLE                         23000.000
Dana Corp                      COM              235811106      336 14400.000SH       SOLE                         14400.000
Del Webb Corp                  COM              947423109      871 22500.000SH       SOLE                         22500.000
Delta Air Lines                COM              247361108     2204 50000.000SH       SOLE                         50000.000
Denbury Res. Inc.              COM              247916208     1701 181000.000SH      SOLE                        181000.000
Dollar Tree Stores Inc         COM              256747106      835 30000.000SH       SOLE                         30000.000
Education Mgmt Corp            COM              28139T101     1602 40000.000SH       SOLE                         40000.000
Edwards, A. G.                 COM              281760108     1212 26943.000SH       SOLE                         26943.000
El Paso Natural Gas New        COM              28336L109    13314 253407.144SH      SOLE                        253407.144
Ethan Allen Interiors Inc      COM              297602104     1462 45000.000SH       SOLE                         45000.000
Fannie Mae                     COM              313586109    10348 121524.000SH      SOLE                        121524.000
Fidelity Nat'l Fin'l           COM              316326107    19420 790394.000SH      SOLE                        790394.000
Ford                           COM              345370860    14155 576559.330SH      SOLE                        576559.330
Forest Oil                     COM              346091101     1201 42900.000SH       SOLE                         42900.000
Frontier Airlines              COM              359065109     2216 180900.000SH      SOLE                        180900.000
Furniture Brands Intl. Inc.    COM              360921100      249 8900.000 SH       SOLE                          8900.000
Gabelli Asset Management       COM              36239Y102     4345 105600.000SH      SOLE                        105600.000
General Cable Corp             COM              369300108      482 26000.000SH       SOLE                         26000.000
General Electric               COM              369604103      609 12501.487SH       SOLE                         12501.487
Global Marine Inc New          COM              379352404      469 25200.000SH       SOLE                         25200.000
Graco Inc.                     COM              384109104     6412 194299.000SH      SOLE                        194299.000
Houston Exploration            COM              442120101     3166 101300.000SH      SOLE                        101300.000
Idex Corp                      COM              45167R104     2246 66050.000SH       SOLE                         66050.000
Intel Corp                     COM              458140100     2159 73800.000SH       SOLE                         73800.000
International Business Machine COM              459200101     9782 86563.000SH       SOLE                         86563.000
Iomega Corp.                   COM              462030107       24 10000.000SH       SOLE                         10000.000
JLG Industries Inc.            COM              466210101     2531 204965.801SH      SOLE                        204965.801
Lamson & Sessions              COM              513696104     3588 535500.000SH      SOLE                        535500.000
Libbey Inc Com                 COM              52989B108     1191 30000.000SH       SOLE                         30000.000
Manor Care Inc New Com         COM              564055101     1826 57500.000SH       SOLE                         57500.000
Masco Corp                     COM              574599106     5164 206900.000SH      SOLE                        206900.000
Mastec Inc.                    COM              576323109    10626 804975.000SH      SOLE                        804975.000
Mellon Financial Corp.         COM              58551a108    10205 221853.040SH      SOLE                        221853.040
Merck & Company                COM              589331107      831 13010.000SH       SOLE                         13010.000
Meritage Corp.                 COM              59001A102    13602 295700.000SH      SOLE                        295700.000
Merrill Lynch                  COM              590188108    15596 263220.000SH      SOLE                        263220.000
Mohawk Industries Inc.         COM              608190104     2042 58000.000SH       SOLE                         58000.000
Monaco Coach                   COM              60886R103     2633 79300.000SH       SOLE                         79300.000
Morgan Stanley Dean Witter Dis COM              617446448    14180 220765.000SH      SOLE                        220765.000
NVR Inc.                       COM              62944t105    19107 129100.000SH      SOLE                        129100.000
National RV Holdings           COM              637277104     5456 363750.000SH      SOLE                        363750.000
O M Group Inc Com              COM              670872100     1547 27500.000SH       SOLE                         27500.000
Ocean Energy Inc.              COM              67481e106     7338 420500.000SH      SOLE                        420500.000
Omni Energy Services           COM              68210T109      110 86400.000SH       SOLE                         86400.000
Orthodontic Centers AM         COM              68750P103    15766 518800.000SH      SOLE                        518800.000
Parker Hannifin Corp           COM              701094104      673 15850.000SH       SOLE                         15850.000
Patterson Energy Inc.          COM              703481101     2680 150000.000SH      SOLE                        150000.000
Philip Morris                  COM              718154107    14082 277480.000SH      SOLE                        277480.000
Photon Dynamics Inc.           COM              719364101     1882 69700.000SH       SOLE                         69700.000
Polaris Industries, Inc.       COM              731068102     9710 212000.000SH      SOLE                        212000.000
Polo Ralph Lauren Corp CL A    COM              731572103     1548 60000.000SH       SOLE                         60000.000
R G Barry Corp                 COM              068798107      700 152100.000SH      SOLE                        152100.000
RTI International Metals Inc.  COM              74973w107     1204 78955.000SH       SOLE                         78955.000
Readers Digest Assoc.          COM              755267101     6605 229750.000SH      SOLE                        229750.000
Rush Enterprises Inc.          COM              781846100     1631 277405.000SH      SOLE                        277405.000
SCIOS Inc                      COM              808905103     2501 100000.000SH      SOLE                        100000.000
Salton                         COM              795757103     6903 387790.000SH      SOLE                        387790.000
Seacor Smit Inc Com            COM              811904101     1285 27500.000SH       SOLE                         27500.000
Southwest SEC Inc.             COM              845224104     2905 140319.000SH      SOLE                        140319.000
Sovereign Bancorp Inc.         COM              845905108     1365 105000.000SH      SOLE                        105000.000
Stanley Furniture              COM              854305208    13220 491450.000SH      SOLE                        491450.000
Sun Intl Hotels LTD Ord Shs    COM              P8797T133     1177 43580.000SH       SOLE                         43580.000
Super Value Stores             COM              868536103     2881 164132.000SH      SOLE                        164132.000
Superior Industries            COM              868168105    15782 412059.000SH      SOLE                        412059.000
Terex Corp Del                 COM              880779103     1798 84800.000SH       SOLE                         84800.000
Texas Industries Inc.          COM              882491103     8771 255057.448SH      SOLE                        255057.448
Thor Industries Inc.           COM              885160101     1662 50400.000SH       SOLE                         50400.000
Toll Brothers Inc.             COM              889478103     3931 100000.000SH      SOLE                        100000.000
Triant Technologies Inc.       COM                               4 10000.000SH       SOLE                         10000.000
Visteon Corp.                  COM              92839u107     9758 530881.814SH      SOLE                        530881.814
Washington Mutual Inc.         COM              939322103     2960 78832.000SH       SOLE                         78832.000
Whirlpool Corp                 COM              963320106    11106 177700.000SH      SOLE                        177700.000
Winnebago Inds. Inc.           COM              974637100     3844 125000.000SH      SOLE                        125000.000
Dreyfus Disciplined Stock      MUT              261978837      328 9553.164 SH       SOLE                          9553.164
Federated Income TR            MUT              314199100      109 10650.000SH       SOLE                         10650.000
Vanguard Windsor Fund II       MUT              922018205      280 10226.503SH       SOLE                         10226.503